Schedule of transaction and balances of other parties (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reserve Quantities [Line Items]
Total		R$ 19,376	R$ (36,082)
Revenue		48,343,305	39,469,700	R$ 33,446,980
Total	[1]	132,374	(329,049)
Marfrig Global Foods [Member]
Reserve Quantities [Line Items]
Total		9,252	(36,058)
Revenue	[1]	89,311	(328,956)
Marfrig Chile [Member]
Reserve Quantities [Line Items]
Total		1,434	(24)
Revenue	[1]	4,866	(93)
Quick Foods [Member]
Reserve Quantities [Line Items]
Total		8,690
Revenue	[1]	38,058
Marfrig Alimentos [Member]
Reserve Quantities [Line Items]
Revenue	[1]	R$ 139

[1]	Comprehends the period from May 21, 2021 to December 31, 2021.